Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Taxes [Abstract]
Income Taxes

5. Income Taxes

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to a 16.5% income tax on their taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HK$2.0 million assessable profits will be subject to a lower tax rate of 8.25% and the excessive taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018/2019, which was on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities.

BVI

Under the current laws of the BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

Cyprus

Under the current laws of Cyprus, the Company’s Cyprus subsidiary is subject to a standard income tax rate of 12.5% on income accrued or derived from all sources in Cyprus and abroad.

US

Under the current Florida state and US federal income tax, the Company does not need to pay income taxes as Florida state does not levy income tax. The federal income tax is based on a flat rate of 21% for the calendar year of 2024 (2023: 21%).

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.

5. Income Taxes

HK$2.0 million assessable profits will be subject to a lower tax rate of 8.25% and the excessive taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018/2019, which was on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities.

BVI

Under the current laws of the BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

Cyprus

Under the current laws of the Cyprus, the Company’s Cyprus subsidiary is subject to a standard income tax rate of 12.5% on income accrued or derived from all sources in Cyprus and abroad.

US

Under the current Florida state and US federal income tax, the Company does not need to pay income taxes as Florida state does not levy income tax. The federal income tax is based on a flat rate of 21% for the calendar year of 2024 (2023: 21%).

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the US statutory income tax rates to the Company’s pre-tax income as follows:

	March 31, 2024	March 31, 2023
	US$	US$
Income before income tax expenses	1,873,581	44,550
US federal statutory income tax rate	21%	21%
Income tax calculated at statutory rate	393,452	9,356
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(6,727)	(32,862)
Non-deductible expenses	—	7,560
Loss carried forward	(50,107)	37,722
Tax loss utilized	(27,575)	(21,776)
Income tax expense	309,043	—

As of March 31, 2024 and 2023, there was net operating loss (“NOL”) carryforward of $150,241 and $106,555 respectively and they can be carried forward indefinitely. Fully valuation allowance has been provided to these NOLs as of March 31, 2024 and 2023 as the Company did not believe these NOLs will more likely than not be realized in foreseeable future.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.

Other than two office leases both with a lease term of 3 years that commenced in February 2022 (the “2022 Office Lease”) and in April 2023 (the “2023 Office Lease”) as described below, the Company did not have significant commitments, long-term obligations, or guarantees as of March 31, 2024 and 2023.